Summary of Significant Accounting Policies (Details)		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($) reporting_unit plan segment	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Finite-Lived Intangible Assets [Line Items]
Restricted cash		$ 1,000,000	$ 21,300,000
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0	0
Debt securities, held-to-maturity, excluding accrued interest, after allowance for credit loss		$ 476,647,000	0
Number of reporting units | reporting_unit		2
Defined benefit plan, service requirement for full vesting for individuals employed on or before October 21, 1989		3 years
Defined benefit plan, service requirement for full vesting for individuals employed subsequent to October 31, 1989		5 years
Defined benefit plan, service requirement for full vesting for individuals who were not already in the defined benefit plan as of November 1, 2020		3 years
Number of deferred compensation plans | plan		3
Number of reportable segments | segment		2
Stockholders' equity attributable to parent		$ (2,471,790,000)	(3,406,352,000)		$ (3,428,052,000)	$ (1,600,153,000)
Deferred income tax expense (benefit)		5,262,000	(5,663,000)		(20,800,000)
Retained Earnings
Finite-Lived Intangible Assets [Line Items]
Stockholders' equity attributable to parent		$ (1,881,775,000)	(1,768,653,000)		$ (1,665,607,000)	(1,644,000,000)
Cumulative effect accounting adjustment
Finite-Lived Intangible Assets [Line Items]
Stockholders' equity attributable to parent			20,098,000	[1]		1,131,000	[2]
Deferred income tax expense (benefit)	7,900,000
Cumulative effect accounting adjustment | Retained Earnings
Finite-Lived Intangible Assets [Line Items]
Stockholders' equity attributable to parent			$ 20,098,000	[1]		$ 1,131,000	[2]
Cumulative effect accounting adjustment | Accounting Standards Update 2016-13
Finite-Lived Intangible Assets [Line Items]
Deferred income tax expense (benefit)	7,900,000
Cumulative effect accounting adjustment | Accounting Standards Update 2016-13 | Retained Earnings
Finite-Lived Intangible Assets [Line Items]
Stockholders' equity attributable to parent	$ 20,100,000
Core deposits
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life		10 years
Core deposits | Minimum
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life		7 years
Core deposits | Maximum
Finite-Lived Intangible Assets [Line Items]
Weighted average useful life		10 years

[1]	Represents gross transition adjustment amount of $28.0 million, net of taxes of $7.9 million, to reflect the cumulative impact on retained earnings pursuant to the Company’s adoption of Accounting Standards Update 2016-13 Financial Instruments–Credit Losses on Financial Instruments and relevant amendments. Refer to Note 5, “Loans and Allowance for Credit Losses” within the Notes to the Consolidated Financial Statements included in this Item 8 in this Current Report on Form 8-K for additional discussion.
[2]	Represents cumulative impact on retained earnings pursuant to the Company’s adoption of Accounting Standards Update 2016-02 Leases. The transition adjustment to the opening balance of retained earnings on January 1, 2020 amounted to $1.1 million, net of tax, related to an incremental accrued rent adjustment calculated as a result of electing the hindsight practical expedient.